Nature And Description Of The Company (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of nature and description of the company explanatory
The following table represents material subsidiaries of the Company as at December 31, 2023:

Name	Jurisdiction of Incorporation	Ownership	Operating Segment

Enerflex Ltd.	Canada	Public Shareholders	North America

Enerflex International Holdings Ltd.	Barbados	100 percent	Eastern Hemisphere

Enerflex Energy Systems Inc.	Delaware, USA	100 percent	North America

Enerflex US Holdings Inc. 1	Delaware, USA	100 percent	North America

Exterran Energy Solutions, LP	Delaware, USA	100 percent	North America

Enerflex Energy Systems (Australia) PTY Ltd.	Australia	100 percent	Eastern Hemisphere

Enerflex Middle East LLC	Oman	70 percent 2	Eastern Hemisphere

Enerflex Middle East WLL	Bahrain	100 percent	Eastern Hemisphere

Enerflex Holding Company NL B.V.	Netherlands	100 percent	Eastern Hemisphere

Exterran Middle East LLC	Oman	100 percent	Eastern Hemisphere
1
Formerly named Exterran Corporation.
2
Enerflex indirectly owns 100 percent of Enerflex Middle East LLC.